DIF-Q3

Quarterly Report
November 30, 2025
MFS®  Diversified
Income Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 42.4%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$478,000	$476,077
Boeing Co., 5.15%, 5/01/2030	561,000	578,212
Boeing Co., 5.805%, 5/01/2050	2,114,000	2,105,232
Czechoslovak Group A.S., 6.5%, 1/10/2031 (n)	403,000	414,860
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	324,000	343,596
L3Harris Technologies, Inc., 5.4%, 1/15/2027	493,000	500,393
L3Harris Technologies, Inc., 5.4%, 7/31/2033	1,188,000	1,248,271
		$5,666,641
Asset-Backed & Securitized – 1.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.106%, 11/15/2054 (i)	$6,359,174	$229,070
ACREC 2021-FL1 Ltd., “A”, FLR, 5.227% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	352,259	352,260
ACREC 2023-FL2 LLC, “A”, FLR, 6.189% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	371,031	371,833
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 4.784% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	16,020	16,023
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.736% (SOFR - 1mo. + 0.6%), 2/18/2028	58,783	58,798
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	774,732	782,195
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.773% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	484,058
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.709% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	1,097,000	1,099,057
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.755% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	943,152
AREIT 2023-CRE8 Trust, “A”, FLR, 6.074% (SOFR - 1mo. + 2.1118%), 8/17/2041 (n)	343,349	343,748
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	27,642	27,669
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	105,343	106,158
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.514% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	900,000	900,028
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.679%, 2/15/2054 (i)	3,377,113	211,456
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.656%, 12/15/2055 (i)	4,163,305	139,111
BDS 2024-FL13 Ltd., “A”, FLR, 5.535% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	365,500	366,288
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.248%, 3/15/2054 (i)	6,623,606	256,298
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)	6,297,973	204,855
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	7,358,042	349,828
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.808%, 7/15/2055 (i)	6,957,692	274,114
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	166,949	167,017
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	185,307	189,336
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.242% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	444,180	445,986
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.944%, 12/15/2072 (i)(n)	8,460,006	241,392
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	622,178	624,565
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.868%, 4/15/2054 (i)	4,773,739	136,497
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 1.068%, 8/15/2055 (i)	7,881,506	384,377
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	201,342	205,731
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	1,030,787	1,036,918
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	234,585	239,936
KREF 2018-FT1 Ltd., “A”, FLR, 5.147% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	232,952	232,813
KREF 2018-FT1 Ltd., “AS”, FLR, 5.377% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	526,000	523,238
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.823% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	509,984	510,054
MF1 2024-FL5 LLC, “A”, FLR, 5.651% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	1,151,000	1,154,292
MF1 2020-FL4 Ltd., “A”, FLR, 5.773% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	229,066	229,201
MF1 2021-FL5 Ltd., “AS”, FLR, 5.273% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	40,694	40,693
MF1 2021-FL5 Ltd., “B”, FLR, 5.523% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	1,241,000	1,238,662
MF1 2021-FL7 Ltd., “A”, FLR, 5.153% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	354,608	354,481
MF1 2022-FL8 Ltd., “A”, FLR, 5.309% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	929,162	929,158
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.967%, 12/15/2051 (i)	8,708,890	177,746
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.385%, 5/15/2054 (i)	2,634,174	115,235
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	300,727	300,127
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	347,687	349,569
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	249,341	250,841
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	67,302	67,704
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	175,487	176,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM16, “A1”, 5.53%, 10/25/2064 (n)	$327,832	$329,932
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	311,880	315,240
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	299,484	301,438
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.688% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,225,000	1,223,650
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	210,452
PFS Financing Corp., 2025-A, “A”, FLR, 4.792% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	692,000	693,150
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	375,735	377,966
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	1,071,344	1,078,096
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	163,647	164,045
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.269% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	66,433	66,404
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.569% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	109,000	109,004
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	65,173	65,220
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	948,207	948,162
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	151,157	151,725
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	226,541	228,140
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.099%, 1/15/2052 (i)(n)	4,835,371	108,781
		$24,209,038
Automotive – 0.2%
Cummins, Inc., 5.45%, 2/20/2054	$638,000	$638,064
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	1,166,000	1,177,950
Hyundai Capital America, 6.375%, 4/08/2030 (n)	1,018,000	1,090,203
Hyundai Capital America, 4.5%, 9/18/2030 (n)	199,000	199,274
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	404,000	405,092
		$3,510,583
Broadcasting – 0.3%
Prosus N.V., 4.193%, 1/19/2032 (n)	$881,000	$846,712
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	805,763
Walt Disney Co., 3.5%, 5/13/2040	1,283,000	1,085,171
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,023,825
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	588,000	562,933
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	781,000	744,432
		$5,068,836
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$812,000	$888,758
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	977,000	978,771
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	893,000	917,187
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	440,000	439,906
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,273,000	1,238,262
LPL Holdings, Inc., 5.65%, 3/15/2035	902,000	924,671
LSEGA Financing PLC, 2%, 4/06/2028 (n)	1,950,000	1,862,303
The Carlyle Group, Inc., 5.05%, 9/19/2035	1,745,000	1,719,799
		$8,969,657
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$1,585,000	$1,608,066
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	565,000	572,614
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	516,000	528,942
Vulcan Materials Co., 3.5%, 6/01/2030	532,000	516,759
Vulcan Materials Co., 4.5%, 6/15/2047	419,000	367,653
Vulcan Materials Co., 5.7%, 12/01/2054	581,000	592,209
		$4,186,243

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.2%
Accenture Capital, Inc., 4.25%, 10/04/2031	$716,000	$717,732
Accenture Capital, Inc., 4.5%, 10/04/2034	478,000	474,520
Fiserv, Inc., 4.4%, 7/01/2049	1,026,000	817,476
Mastercard, Inc., 4.35%, 1/15/2032	447,000	451,388
Mastercard, Inc., 3.85%, 3/26/2050	977,000	783,664
Paychex, Inc., 5.1%, 4/15/2030	372,000	382,296
Paychex, Inc., 5.35%, 4/15/2032	818,000	850,702
		$4,477,778
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$410,000	$427,518
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	504,000	520,757
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	853,000	715,505
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	459,000	447,308
Comcast Corp., 5.35%, 5/15/2053	1,348,000	1,242,642
Videotron Ltd., 3.625%, 6/15/2029 (n)	1,061,000	1,034,165
Videotron Ltd., 5.7%, 1/15/2035 (n)	1,077,000	1,109,369
		$5,497,264
Chemicals – 0.1%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$705,000	$718,041
Momentive Performance Materials, Inc., 4.125%, 10/22/2028 (n)	913,000	910,070
		$1,628,111
Computer Software – 0.2%
JSC Kaspi, 6.25%, 3/26/2030 (n)	$1,064,000	$1,091,153
Microsoft Corp., 2.525%, 6/01/2050	1,429,000	903,350
Microsoft Corp., 2.5%, 9/15/2050	1,594,000	1,001,404
Oracle Corp., 4.8%, 9/26/2032	524,000	515,147
Oracle Corp., 4%, 7/15/2046	811,000	592,150
		$4,103,204
Computer Software - Systems – 0.1%
Apple, Inc., 2.65%, 5/11/2050	$1,640,000	$1,055,794
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$952,000	$997,630
Regal Rexnord Corp., 6.05%, 4/15/2028	1,122,000	1,161,262
Regal Rexnord Corp., 6.3%, 2/15/2030	724,000	769,151
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	1,231,000	1,245,993
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	599,000	635,785
		$4,809,821
Consumer Products – 0.1%
Haleon US Capital LLC, 3.625%, 3/24/2032	$935,000	$891,533
L'Oréal S.A., 5%, 5/20/2035 (n)	662,000	682,655
Mattel, Inc., 3.75%, 4/01/2029 (n)	482,000	470,407
		$2,044,595
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$959,000	$1,033,219
Meituan, 4.5%, 5/05/2031 (n)	786,000	780,507
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	1,156,000	1,179,607
		$2,993,333
Containers – 0.1%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)	$2,000,000	$1,903,680

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$1,106,000	$1,156,337
Electronics – 0.1%
Broadcom, Inc., 5.05%, 7/12/2029		$702,000	$725,391
Broadcom, Inc., 5.2%, 7/15/2035		850,000	885,133
Broadcom, Inc., 4.8%, 2/15/2036		576,000	577,354
Intel Corp., 5.7%, 2/10/2053		488,000	467,798
			$2,655,676
Emerging Market Quasi-Sovereign – 3.5%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$815,693
Abu Dhabi Developmental Holding Co. PJSC, 4.5%, 5/06/2030 (n)		645,000	651,707
Abu Dhabi Developmental Holding Co. PJSC, 4.375%, 10/02/2031 (n)		677,000	677,280
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		1,214,000	1,287,631
Abu Dhabi Developmental Holding Co. PJSC, 5%, 5/06/2035 (n)		864,000	882,014
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054 (n)		718,000	708,506
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,159,099
Abu Dhabi National Energy Co. PJSC, 4.75%, 3/09/2037 (n)		549,000	543,173
Al Jawaher Assets Company SPC (Sultanate of Oman), 4.662%, 10/29/2030 (n)		803,000	797,492
Avilease Capital Ltd. (Kingdom of Saudi Arabia), 4.75%, 11/12/2030 (n)		1,002,000	996,478
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		640,000	649,376
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030 (n)		1,077,000	1,067,324
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,080,651
Bank Gospodarstwa Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	844,000	1,002,649
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028		1,054,000	1,177,962
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		515,000	596,972
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		$428,705	449,081
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		664,703	684,644
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		708,736	732,124
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		720,000	768,492
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	647,571
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055 (n)		817,000	880,971
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,051,038
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		423,000	433,596
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.5%, 10/16/2030 (n)		735,000	729,335
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		911,000	921,752
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		672,000	688,083
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		592,000	611,897
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035 (n)		1,123,000	1,163,630
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	814,064
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		624,000	632,994
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		432,000	456,326
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		487,000	508,201
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	750,547
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		684,000	706,474
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,271,537
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		1,099,000	1,154,426
Grupo Energia Bogota S.A. ESP (Republic of Colombia), 5.75%, 10/22/2035 (n)		687,000	685,695
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,247,458
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		399,000	429,599
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 2/13/2030 (n)		1,287,000	1,320,139
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.5%, 2/13/2035 (n)		581,000	605,820
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	821,977
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	523,000	624,569
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$852,000	903,668
National Bank of Uzbekistan, 8.5%, 7/05/2029		668,000	710,992
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		1,234,000	1,291,478
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		752,000	799,623
OCP S.A. (Kingdom of Morocco), 6.1%, 4/30/2030 (n)		582,000	606,694

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		$1,309,000	$1,407,771
OCP S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		723,000	771,585
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		1,376,000	1,138,817
OCP S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		1,481,000	1,641,872
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		662,000	665,396
Petroleos Mexicanos, 6.7%, 2/16/2032		313,000	310,281
Petroleos Mexicanos, 6.75%, 9/21/2047		1,119,000	910,580
Petroleos Mexicanos, 6.35%, 2/12/2048		1,147,000	895,988
Petroleos Mexicanos, 7.69%, 1/23/2050		1,840,000	1,642,336
Petroleos Mexicanos, 6.95%, 1/28/2060		739,000	595,926
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		1,199,000	1,243,767
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,187,000	1,244,091
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		580,000	616,822
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		858,000	875,290
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,108,913
REC Ltd. (Republic of India), 4.75%, 9/27/2029 (n)		918,000	930,827
Republic of El Salvador, 8.65%, 1/24/2033 (n)		330,000	352,935
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.125%, 9/17/2030 (n)		1,023,000	1,007,790
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		405,000	417,734
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		638,000	631,716
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		893,000	952,032
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030 (n)		586,000	606,354
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		886,000	889,354
Turk Telekomunikasyon A.S. (Republic of Turkey), 6.95%, 10/07/2032 (n)		456,000	462,845
Turkiye Ihracat Kredi Bankasi A.S., 6.875%, 7/03/2028 (n)		433,000	446,008
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		712,000	726,662
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		741,000	789,050
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		324,000	306,476
			$64,787,720
Emerging Market Sovereign – 9.6%
Arab Republic of Egypt, 0%, 12/02/2025	EGP	82,575,000	$1,725,877
Arab Republic of Egypt, 0%, 2/17/2026		38,025,000	752,542
Arab Republic of Egypt, 0%, 3/03/2026		86,575,000	1,697,715
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$313,000	328,005
Arab Republic of Egypt, 7.6%, 3/01/2029		937,000	981,918
Arab Republic of Egypt, 8.625%, 2/04/2030 (n)		309,000	334,879
Arab Republic of Egypt, 5.875%, 2/16/2031		1,366,000	1,322,479
Arab Republic of Egypt, 7.903%, 2/21/2048		776,000	680,882
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		662,000	548,752
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)		915,000	994,166
Democratic Socialist Republic of Sri Lanka, 4%, 4/15/2028 (n)		246,838	235,854
Democratic Socialist Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		271,301	255,362
Democratic Socialist Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		758,525	657,768
Democratic Socialist Republic of Sri Lanka, 3.6%, 6/15/2035 (n)		359,326	271,227
Democratic Socialist Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		565,350	512,662
Democratic Socialist Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		498,971	457,618
Dominican Republic, 5.5%, 2/22/2029 (n)		931,000	941,148
Dominican Republic, 7.05%, 2/03/2031 (n)		1,196,000	1,277,268
Dominican Republic, 4.875%, 9/23/2032 (n)		839,000	799,273
Dominican Republic, 4.875%, 9/23/2032		824,000	784,984
Dominican Republic, 6%, 2/22/2033 (n)		610,000	618,113
Dominican Republic, 6.6%, 6/01/2036 (n)		954,000	995,785
Dominican Republic, 6.95%, 3/15/2037 (n)		717,000	763,318
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		1,109,000	1,125,846
Egyptian Financial Co. for Sovereign Taskeek, 6.375%, 4/07/2029 (n)		748,000	756,422
Egyptian Financial Co. for Sovereign Taskeek, 7.95%, 10/07/2032 (n)		969,000	1,004,126
Federal Republic of Nigeria, 0%, 2/03/2026	NGN	729,176,000	484,547
Federal Republic of Nigeria, 0%, 3/24/2026		1,736,133,000	1,126,441

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Federal Republic of Nigeria, 7.875%, 2/16/2032		$1,341,000	$1,376,509
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		601,000	593,891
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,553,000	1,534,629
Federal Republic of Nigeria, 10.375%, 12/09/2034 (n)		632,000	731,511
Federal Republic of Nigeria, 8.631%, 1/13/2036 (n)		703,000	742,055
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		367,000	360,794
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	952,614
Federal Republic of Nigeria, 9.13%, 1/13/2046 (n)		575,000	610,631
Federative Republic of Brazil, 10%, 1/01/2029	BRL	5,356,000	937,560
Federative Republic of Brazil, 10%, 1/01/2031		9,352,000	1,564,928
Federative Republic of Brazil, 5.5%, 2/04/2033		$796,000	790,348
Federative Republic of Brazil, 6.625%, 3/15/2035		684,000	707,324
Federative Republic of Brazil, 7.25%, 1/12/2056		474,000	472,246
Government of Ukraine, 0%, 2/01/2034 (n)		779,905	358,893
Government of Ukraine, 4.5%, 2/01/2034 (n)		188,729	110,852
Government of Ukraine, 0%, 2/01/2035 (n)		217,038	122,660
Government of Ukraine, 4.5%, 2/01/2035 (n)		440,367	255,874
Government of Ukraine, 0%, 2/01/2036 (n)		180,865	101,908
Government of Ukraine, 4.5%, 2/01/2036 (n)		629,096	361,006
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2041 (a)		1,244,000	1,163,140
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		631,000	653,472
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)		672,000	699,269
Islamic Republic of Pakistan, 6%, 4/08/2026		557,000	555,403
Islamic Republic of Pakistan, 7.375%, 4/08/2031		341,000	334,334
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		973,000	993,864
Kingdom of Saudi Arabia, 5.625%, 1/13/2035 (n)		540,000	576,151
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		1,446,000	1,262,805
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		1,425,000	1,257,669
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		736,000	500,994
KSA Ijarah Sukuk Ltd. (Kingdom of Saudi Arabia), 4.875%, 9/09/2035 (n)		795,000	803,704
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	36,509,000	940,811
Oriental Republic of Uruguay, 9.75%, 7/20/2033		12,405,000	346,812
Oriental Republic of Uruguay, 8%, 10/29/2035		34,699,123	884,680
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$967,000	1,009,064
Oriental Republic of Uruguay, 4.975%, 4/20/2055		753,000	692,760
Oriental Republic of Uruguay, 5.25%, 9/10/2060		940,742	892,294
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	795,000	942,235
Republic of Angola, 9.244%, 1/15/2031 (n)		$679,000	671,389
Republic of Angola, 8.75%, 4/14/2032 (n)		782,000	746,748
Republic of Angola, 9.375%, 5/08/2048		1,356,000	1,182,163
Republic of Angola, 9.125%, 11/26/2049		1,922,000	1,636,856
Republic of Argentina, 4.125%, 7/09/2035		3,927,000	2,779,727
Republic of Argentina, 5%, 1/09/2038		3,749,000	2,785,507
Republic of Argentina, 3.5%, 7/09/2041		4,236,000	2,811,645
Republic of Azerbaijan, 3.5%, 9/01/2032		857,000	799,861
Republic of Barbados, 8%, 6/26/2035 (n)		690,000	723,079
Republic of Benin, 7.96%, 2/13/2038 (n)		816,000	831,582
Republic of Benin, 8.375%, 1/23/2041 (n)		533,000	554,824
Republic of Bulgaria, 5%, 3/05/2037		1,134,000	1,137,449
Republic of Chile, 5.65%, 1/13/2037		1,491,000	1,578,149
Republic of Chile, 4%, 1/31/2052		2,111,000	1,698,299
Republic of Colombia, 7.375%, 4/25/2030		605,000	641,300
Republic of Colombia, 5%, 9/19/2032	EUR	706,000	794,794
Republic of Colombia, 5.75%, 11/26/2034		675,000	769,000
Republic of Colombia, 8%, 11/14/2035		$1,115,000	1,201,691
Republic of Colombia, 5.625%, 2/19/2036	EUR	811,000	895,772
Republic of Colombia, 7.75%, 11/07/2036		$1,152,000	1,206,720
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		701,000	752,523
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	1,042,304

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		$1,919,000	$2,125,292
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		1,331,000	1,387,723
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		1,350,000	1,400,663
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		1,910,000	2,000,599
Republic of Ecuador, 6.9%, 7/31/2035		2,887,183	2,445,444
Republic of Ecuador, 5%, 7/31/2040		1,402,000	1,047,294
Republic of El Salvador, 9.65%, 11/21/2054 (n)		294,000	332,720
Republic of Ghana, 5%, 7/03/2029 (n)		751,390	734,817
Republic of Ghana, 5%, 7/03/2035 (n)		2,938,576	2,605,270
Republic of Guatemala, 6.05%, 8/06/2031 (n)		992,000	1,030,192
Republic of Guatemala, 3.7%, 10/07/2033		936,000	832,572
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	751,156
Republic of Guatemala, 6.25%, 8/15/2036 (n)		1,013,000	1,055,121
Republic of Guatemala, 6.55%, 2/06/2037 (n)		794,000	843,228
Republic of Guatemala, 6.875%, 8/15/2055 (n)		691,000	734,879
Republic of Honduras, 8.625%, 11/27/2034		578,000	634,644
Republic of Hungary, 5.375%, 9/26/2030 (n)		698,000	714,550
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,509,000	1,529,473
Republic of Hungary, 6%, 9/26/2035 (n)		454,000	472,592
Republic of Hungary, 5.5%, 3/26/2036 (n)		1,201,000	1,201,896
Republic of Hungary, 5.5%, 3/26/2036		643,000	643,480
Republic of Hungary, 6.75%, 9/25/2052 (n)		708,000	761,365
Republic of Hungary, 6.75%, 9/23/2055 (n)		698,000	734,970
Republic of India, 7.18%, 8/14/2033	INR	38,220,000	441,983
Republic of India, 7.1%, 4/08/2034		119,700,000	1,379,421
Republic of Kazakhstan, 5%, 7/01/2032 (n)		$995,000	1,012,960
Republic of Kenya, 7.875%, 10/09/2033 (n)		803,000	772,559
Republic of Kenya, 8.8%, 10/09/2038 (n)		588,000	569,155
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	568,000	669,024
Republic of Panama, 6.4%, 2/14/2035		$906,000	942,784
Republic of Panama, 6.7%, 1/26/2036		336,000	356,362
Republic of Panama, 8%, 3/01/2038		1,082,000	1,245,490
Republic of Panama, 3.87%, 7/23/2060		873,000	573,212
Republic of Panama, 4.5%, 1/19/2063		1,037,000	764,891
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	1,038,763
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,713,000	1,577,672
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	1,004,810
Republic of Paraguay, 6.65%, 3/04/2055 (n)		593,000	635,119
Republic of Peru, 6.15%, 8/12/2032	PEN	5,123,000	1,634,853
Republic of Peru, 6.85%, 8/12/2035		2,196,000	696,848
Republic of Peru, 5.875%, 8/08/2054		$799,000	802,715
Republic of Philippines, 6.375%, 7/27/2030	PHP	50,280,000	883,603
Republic of Poland, 4.625%, 3/18/2029		$713,000	728,922
Republic of Poland, 4.875%, 2/12/2030		685,000	707,376
Republic of Poland, 5.75%, 11/16/2032		1,038,000	1,118,042
Republic of Poland, 4.875%, 10/04/2033		828,000	843,089
Republic of Poland, 5.125%, 9/18/2034		981,000	1,008,566
Republic of Poland, 5%, 10/25/2034	PLN	4,502,000	1,229,661
Republic of Poland, 5.375%, 2/12/2035		$1,349,000	1,408,390
Republic of Poland, 5.5%, 3/18/2054		317,000	309,346
Republic of Romania, 2%, 1/28/2032	EUR	625,000	619,304
Republic of Romania, 3.625%, 3/27/2032		$1,082,000	983,942
Republic of Romania, 7.125%, 1/17/2033 (n)		684,000	741,268
Republic of Romania, 7.5%, 7/27/2033	RON	2,380,000	557,577
Republic of Romania, 6.375%, 1/30/2034 (n)		$554,000	573,255
Republic of Romania, 3.75%, 2/07/2034 (n)	EUR	592,000	615,782
Republic of Romania, 6%, 5/25/2034 (n)		$928,000	936,012
Republic of Romania, 5.75%, 3/24/2035		1,974,000	1,936,802
Republic of Romania, 6.625%, 5/16/2036 (n)		1,202,000	1,240,456

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Romania, 7.5%, 2/10/2037 (n)		$610,000	$669,941
Republic of Romania, 6.75%, 7/11/2039 (n)	EUR	644,000	783,537
Republic of Romania, 6.5%, 10/07/2045 (n)		695,000	801,471
Republic of Serbia, 6.25%, 5/26/2028 (n)		$895,000	929,924
Republic of Serbia, 6%, 6/12/2034 (n)		657,000	683,231
Republic of South Africa, 8.875%, 2/28/2035	ZAR	13,611,000	814,880
Republic of South Africa, 7.1%, 11/19/2036 (n)		$1,486,000	1,598,390
Republic of South Africa, 6.5%, 2/28/2041	ZAR	18,493,000	838,756
Republic of South Africa, 7.3%, 4/20/2052		$1,812,000	1,832,182
Republic of South Africa, 7.95%, 11/19/2054 (n)		1,529,000	1,638,843
Republic of Suriname, 7.7%, 11/06/2030 (n)		336,000	340,637
Republic of Suriname, 8.5%, 11/06/2035 (n)		443,000	478,657
Republic of Turkey, 8.509%, 1/14/2029 (n)		453,000	498,054
Republic of Turkey, 5.875%, 6/26/2031		1,934,000	1,938,938
Republic of Turkey, 7.625%, 5/15/2034		565,000	608,477
Republic of Turkey, 6.5%, 1/03/2035		1,216,000	1,216,018
Republic of Turkey, 6.95%, 9/16/2035		777,000	795,925
Republic of Turkey, 6.8%, 11/04/2036		565,000	568,108
Republic of Turkey, 6%, 1/14/2041		357,000	322,482
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,298,526
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		668,000	714,152
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	1,081,534
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		907,000	970,020
Republic of Uzbekistan, 6.947%, 5/25/2032 (n)		771,000	827,946
Republic of Venezuela, 7.65%, 4/21/2026 (a)(d)		1,973,000	537,643
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		1,121,000	355,985
Republic of Venezuela, 11.95%, 8/05/2031 (a)(d)		551,000	170,810
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		6,957,000	1,989,702
Republic of Zambia, 5.75%, 6/30/2033		893,165	859,630
State of Kuwait, 4.136%, 10/09/2030 (n)		1,273,000	1,273,851
State of Kuwait, 4.652%, 10/09/2035 (n)		1,410,000	1,413,539
Sultanate of Oman, 6.5%, 3/08/2047		1,218,000	1,325,882
Sultanate of Oman, 6.75%, 1/17/2048		1,457,000	1,615,770
Sultanate of Oman, 7%, 1/25/2051		1,416,000	1,626,635
United Mexican States, 3.5%, 9/19/2029	EUR	704,000	817,910
United Mexican States, 5.85%, 7/02/2032		$1,166,000	1,200,222
United Mexican States, 5.375%, 3/22/2033		929,000	926,122
United Mexican States, 4.5%, 3/19/2034	EUR	579,000	677,106
United Mexican States, 5.625%, 9/22/2035		$811,000	802,501
United Mexican States, 6.875%, 5/13/2037		703,000	754,600
United Mexican States, 6.625%, 1/29/2038		698,000	734,087
United Mexican States, 5.125%, 3/19/2038	EUR	706,000	825,300
United Mexican States, 6.338%, 5/04/2053		$1,089,000	1,052,736
United Mexican States, 6.4%, 5/07/2054		578,000	563,394
United Mexican States, 7.375%, 5/13/2055		741,000	811,958
			$178,038,019
Energy - Independent – 0.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031		$414,000	$438,163
Occidental Petroleum Corp., 4.4%, 4/15/2046		625,000	496,922
Pioneer Natural Resources Co., 1.9%, 8/15/2030		1,491,000	1,349,294
Pioneer Natural Resources Co., 2.15%, 1/15/2031		501,000	455,433
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		1,029,000	1,129,202
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		321,000	321,846
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)		628,000	616,225
			$4,807,085
Energy - Integrated – 0.0%
BP Capital Markets America, Inc., 3.001%, 3/17/2052		$1,126,000	$739,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$1,035,000	$1,034,546
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	590,000	603,016
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	339,000	342,693
		$1,980,255
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$1,323,000	$1,277,275
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	620,000	615,020
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)	616,000	625,548
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	1,411,000	1,431,168
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)	403,000	415,650
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	714,000	728,076
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)	669,000	675,383
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,660,000	1,709,298
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	806,000	810,156
		$8,287,574
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,041,000	$2,076,717
Bacardi Ltd., 5.15%, 5/15/2038 (n)	2,504,000	2,393,606
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,121,000	2,080,584
Diageo Capital PLC, 5.625%, 10/05/2033	1,299,000	1,391,143
Flowers Foods, Inc., 5.75%, 3/15/2035	810,000	818,260
Flowers Foods, Inc., 6.2%, 3/15/2055	238,000	229,412
Grupo Nutresa S.A., 8%, 5/12/2030 (n)	857,000	914,928
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	592,000	570,540
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	465,000	441,832
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	461,000	431,963
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	399,000	416,923
Kraft Heinz Foods Co., 4.875%, 10/01/2049	506,000	444,474
Kraft Heinz Foods Co., 5.5%, 6/01/2050	628,000	596,493
Mars, Inc., 4.55%, 4/20/2028 (n)	463,000	468,772
Mars, Inc., 4.75%, 4/20/2033 (n)	1,424,000	1,447,417
Mars, Inc., 3.95%, 4/01/2049 (n)	758,000	609,031
Mars, Inc., 5.7%, 5/01/2055 (n)	932,000	950,027
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	813,000	762,535
SYSCO Corp., 4.45%, 3/15/2048	640,000	551,568
		$17,596,225
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$709,000	$731,258
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	1,257,000	1,269,583
Las Vegas Sands Corp., 5.9%, 6/01/2027	297,000	302,470
Las Vegas Sands Corp., 6.2%, 8/15/2034	594,000	625,927
Marriott International, Inc., 2.85%, 4/15/2031	646,000	599,236
Marriott International, Inc., 3.5%, 10/15/2032	347,000	325,114
Sands China Ltd., 2.85%, 3/08/2029	1,094,000	1,032,233
Sands China Ltd., 3.25%, 8/08/2031	1,670,000	1,528,490
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	687,637
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	707,000	706,855
		$7,808,803
Industrial – 0.2%
Bidvest Group (UK) PLC, 6.2%, 9/17/2032 (n)	$691,000	$700,346
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	734,000	762,929
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,279,209
		$2,742,484

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$1,005,000	$955,339
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,951,000	1,680,189
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	643,000	649,395
Lincoln National Corp., 5.852%, 3/15/2034	963,000	1,013,234
MetLife, Inc., 5.3%, 12/15/2034	47,000	49,059
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	1,540,000	1,657,723
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	1,288,000	1,324,188
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	985,000	965,227
		$8,294,354
Insurance - Health – 0.2%
Elevance Health, Inc., 5.65%, 6/15/2054	$641,000	$631,068
Humana, Inc., 5.375%, 4/15/2031	435,000	450,054
Humana, Inc., 5.55%, 5/01/2035	429,000	440,289
Humana, Inc., 4.95%, 10/01/2044	560,000	500,672
UnitedHealth Group, Inc., 5.3%, 2/15/2030	584,000	610,441
UnitedHealth Group, Inc., 2.3%, 5/15/2031	599,000	541,912
UnitedHealth Group, Inc., 5.5%, 7/15/2044	529,000	533,155
UnitedHealth Group, Inc., 5.875%, 2/15/2053	776,000	800,198
		$4,507,789
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 4.85%, 5/07/2030	$538,000	$550,931
American International Group, Inc., 5.125%, 3/27/2033	1,168,000	1,207,127
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	751,000	832,029
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	1,046,000	1,170,476
Brown & Brown, Inc., 6.25%, 6/23/2055	246,000	257,729
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	853,000	802,659
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	437,000	456,906
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	888,000	956,176
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	1,137,000	1,167,044
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	902,000	582,693
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	801,000	784,580
		$8,768,350
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,470,000	$1,537,155
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,421,000	1,280,602
		$2,817,757
International Market Sovereign – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,715,000	$3,784,879
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,634,665
		$5,419,544
Local Authorities – 0.0%
City of Buenos Aires, 7.8%, 11/26/2033 (n)	$453,000	$454,721
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$407,949
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	839,000	869,345
CNH Industrial Capital LLC, 5.5%, 1/12/2029	1,066,000	1,103,898
CNH Industrial N.V., 3.85%, 11/15/2027	1,172,000	1,167,314
		$3,548,506
Major Banks – 2.7%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$2,164,000	$2,137,208
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	989,000	1,033,848
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,624,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	$818,000	$790,730
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,351,000	1,053,737
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	3,255,893
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	1,402,000	1,425,226
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	1,059,000	1,081,448
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	484,000	491,018
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	704,000	715,545
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	1,458,000	1,480,677
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	796,000	818,015
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	804,000	734,011
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	878,000	892,958
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	901,000	898,176
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	824,679
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,606,842
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	675,000	706,141
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	499,000	508,400
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,386,083
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,319,000	2,085,531
Morgan Stanley, 3.125%, 7/27/2026	1,495,000	1,486,567
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	728,600
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	1,119,000	1,172,985
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,931,000	1,777,833
Nationwide Building Society, 4.351%, 9/30/2030 (n)	1,019,000	1,019,585
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	1,837,000	1,800,012
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	673,332
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	686,000	695,331
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	698,000	739,224
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	292,000	307,079
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	2,167,468
Toronto-Dominion Bank, 4.108%, 6/08/2027	830,000	831,241
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,068,000	1,080,999
UBS Group AG, 5.58%, 5/09/2036 (n)	3,081,000	3,232,003
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	1,759,000	1,350,516
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	613,000	621,909
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	817,000	807,797
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	569,000	589,716
		$50,633,166
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,224,000	$2,201,276
Baxter International, Inc., 4.9%, 12/15/2030 (w)	255,000	256,480
Baxter International, Inc., 5.65%, 12/15/2035 (w)	360,000	366,870
CommonSpirit Health, 5.662%, 9/01/2055	475,000	470,050
HCA, Inc., 4.9%, 11/15/2035	805,000	801,937
HCA, Inc., 5.7%, 11/15/2055	541,000	527,912
ICON Investments Six DAC, 5.809%, 5/08/2027	1,724,000	1,758,157
Marin General Hospital, 7.242%, 8/01/2045	839,000	949,206
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	581,000	602,879
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	1,053,000	1,060,988
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	621,517
		$9,617,272
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$1,499,000	$937,629
Stryker Corp., 4.625%, 9/11/2034	1,207,000	1,210,830
		$2,148,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.2%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$329,000	$346,528
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (z)	1,636,301	956,441
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	590,000	607,288
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	175,000	180,924
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	1,167,762	1,171,808
Vale Overseas Ltd., 6.4%, 6/28/2054	443,000	456,736
		$3,719,725
Midstream – 0.6%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$1,127,000	$1,159,466
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	313,000	316,058
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	781,000	837,600
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	443,000	477,978
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,216,000	1,198,506
Enbridge, Inc., 5.95%, 4/05/2054	530,000	546,163
Energy Transfer LP, 4%, 10/01/2027	600,000	598,265
Energy Transfer LP, 5.95%, 5/15/2054	900,000	867,944
Enterprise Products Operating LLC, 4.85%, 1/31/2034	1,192,000	1,213,471
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	512,492	498,790
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	597,000	525,269
Plains All American Pipeline LP, 5.95%, 6/15/2035	1,433,000	1,502,946
Plains All American Pipeline LP, 5.6%, 1/15/2036	485,000	492,783
Targa Resources Corp., 4.95%, 4/15/2052	1,424,000	1,221,184
		$11,456,423
Mortgage-Backed – 5.6%
Fannie Mae, 3%, 11/01/2028 - 5/01/2052	$2,119,335	$1,990,328
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	2,501,393	2,392,754
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	770,754	710,909
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	250,752	17,475
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	28,968	30,223
Fannie Mae, 3%, 2/25/2033 (i)	348,860	23,817
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	1,628,066	1,692,631
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	2,163,933	2,228,991
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,057,120	1,067,332
Fannie Mae, 4.636%, 4/25/2034 - 11/25/2046	817,446	812,237
Fannie Mae, 6%, 8/01/2034 - 8/01/2054	2,561,081	2,624,354
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	2,848,706	2,794,993
Fannie Mae, 1%, 3/25/2041	210,383	188,034
Fannie Mae, 4.536%, 3/25/2041	33,616	33,492
Fannie Mae, 2.25%, 4/25/2041	366,291	353,738
Fannie Mae, 4.686%, 7/25/2041	34,524	34,345
Fannie Mae, 2%, 8/25/2044	163,328	153,403
Fannie Mae, 4.486%, 12/25/2045	83,512	82,544
Fannie Mae, 4%, 9/25/2050 (i)	421,110	81,658
Fannie Mae, 4.772%, 9/25/2052	559,320	548,769
Fannie Mae, 5.522%, 11/25/2053	600,775	608,198
Fannie Mae, 4.972%, 12/25/2053	769,861	770,649
Fannie Mae, 5.222%, 6/25/2054 - 10/25/2054	504,091	505,080
Fannie Mae, 7.072%, 7/25/2054	428,785	444,717
Fannie Mae, 5.472%, 12/25/2054	1,085,325	1,090,856
Fannie Mae, 6.512%, 3/25/2055	613,688	614,434
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	8,547,869	7,403,034
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 6/01/2055	2,268,256	2,312,449
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,832,184	1,427,439
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	3,378,624	2,817,381
Fannie Mae, UMBS, 3.5%, 5/01/2049	352,374	334,506
Fannie Mae, UMBS, 3%, 8/01/2050 - 8/01/2052	3,493,762	3,120,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	$712,323	$688,298
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	307,373	304,567
Fannie Mae, UMBS, 5%, 8/01/2052 - 11/01/2054	2,422,049	2,426,569
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 1/01/2054	679,530	704,301
Fannie Mae, UMBS, 6%, 9/01/2053 - 11/01/2054	3,116,508	3,200,692
Freddie Mac, 2.745%, 1/25/2026	300,440	299,333
Freddie Mac, 3.208%, 2/25/2026	210,197	209,425
Freddie Mac, 2.797%, 12/25/2026	114,627	114,045
Freddie Mac, 1.487%, 3/25/2027 (i)	2,188,000	34,355
Freddie Mac, 0.697%, 7/25/2027 (i)	42,496,854	311,451
Freddie Mac, 0.536%, 8/25/2027 (i)	31,674,756	186,625
Freddie Mac, 0.487%, 12/25/2027 (i)	205,947	1,422
Freddie Mac, 0.43%, 1/25/2028 (i)	57,575,471	334,226
Freddie Mac, 0.432%, 1/25/2028 (i)	24,144,175	141,200
Freddie Mac, 0.264%, 2/25/2028 (i)	73,540,311	217,775
Freddie Mac, 0.257%, 4/25/2028 (i)	48,353,504	146,724
Freddie Mac, 0.612%, 10/25/2028 (i)	6,094,969	72,674
Freddie Mac, 0.598%, 5/25/2029 (i)	6,541,483	90,706
Freddie Mac, 1.005%, 7/25/2029 (i)	4,906,286	137,286
Freddie Mac, 1.212%, 7/25/2029 (i)	7,847,146	262,029
Freddie Mac, 1.259%, 8/25/2029 (i)	13,846,868	498,102
Freddie Mac, 0.734%, 1/25/2030 (i)	2,649,208	57,997
Freddie Mac, 1.437%, 1/25/2030 (i)	4,061,836	192,126
Freddie Mac, 1.913%, 4/25/2030 (i)	3,344,437	231,941
Freddie Mac, 1.954%, 4/25/2030 (i)	8,166,315	588,226
Freddie Mac, 1.769%, 5/25/2030 (i)	4,373,949	292,585
Freddie Mac, 1.907%, 5/25/2030 (i)	9,928,903	720,217
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	558,547	581,763
Freddie Mac, 1.205%, 6/25/2030 (i)	3,066,826	131,568
Freddie Mac, 1.435%, 6/25/2030 (i)	3,957,955	215,957
Freddie Mac, 1.701%, 8/25/2030 (i)	3,506,241	233,373
Freddie Mac, 1.262%, 9/25/2030 (i)	2,193,674	110,084
Freddie Mac, 0.412%, 1/25/2031 (i)	12,611,564	161,070
Freddie Mac, 0.871%, 1/25/2031 (i)	4,987,462	180,874
Freddie Mac, 0.546%, 2/25/2031 (i)	2,871,045	58,914
Freddie Mac, 1.321%, 7/25/2031 (i)	3,953,830	238,590
Freddie Mac, 0.954%, 9/25/2031 (i)	5,826,990	248,775
Freddie Mac, 0.434%, 6/25/2032 (i)	17,860,106	351,773
Freddie Mac, 4.606%, 10/15/2032	27,512	27,498
Freddie Mac, 0.302%, 11/25/2032 (i)	11,453,817	143,395
Freddie Mac, 0.431%, 5/25/2033 (i)	2,600,000	53,946
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	2,990,119	2,882,836
Freddie Mac, 0.299%, 8/25/2033 (i)	12,475,897	151,613
Freddie Mac, 0.362%, 10/25/2033 (i)	11,781,459	191,153
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,065,949	1,097,682
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	346,899	364,577
Freddie Mac, 1.092%, 9/25/2034 (i)	1,508,629	104,412
Freddie Mac, 0.22%, 1/25/2035 (i)	17,854,931	161,767
Freddie Mac, 0.427%, 1/25/2035 (i)	6,569,974	150,555
Freddie Mac, 4.456%, 4/15/2035	17,158	17,059
Freddie Mac, 5.5%, 2/15/2036 (i)	101,045	15,468
Freddie Mac, 6.5%, 5/01/2037	3,460	3,607
Freddie Mac, 4%, 8/01/2037 - 4/15/2044	1,511,444	1,496,216
Freddie Mac, 4.957%, 5/15/2039	27,228	27,306
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	593,681	600,138
Freddie Mac, 3%, 7/15/2039 - 10/01/2046	2,538,615	2,346,035
Freddie Mac, 4.5%, 12/15/2040 (i)	14,772	1,375
Freddie Mac, 4.656%, 8/15/2046	43,636	43,275
Freddie Mac, 2.5%, 3/25/2051 (i)	1,118,280	184,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.892%, 9/25/2052	$697,365	$687,303
Freddie Mac, 5.522%, 10/25/2053	70,018	70,883
Freddie Mac, 6.301%, 12/25/2053	584,703	586,513
Freddie Mac, 5.372%, 12/25/2054	592,950	595,464
Freddie Mac, 6.522%, 1/25/2055	355,021	358,785
Freddie Mac, 7.622%, 8/25/2055	32,867	32,997
Freddie Mac, 8.022%, 9/25/2055	97,379	102,112
Freddie Mac, 3.25%, 11/25/2061	728,186	686,267
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	1,805,556	1,567,885
Freddie Mac, UMBS, 2%, 2/01/2042 - 2/01/2052	3,784,905	3,141,918
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	2,516,630	2,275,271
Freddie Mac, UMBS, 1.5%, 11/01/2051	34,426	26,750
Freddie Mac, UMBS, 3.5%, 5/01/2052	128,367	119,916
Freddie Mac, UMBS, 4%, 5/01/2052	569,117	546,971
Freddie Mac, UMBS, 6%, 10/01/2052 - 7/01/2054	1,340,445	1,373,257
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 11/01/2054	1,602,245	1,629,856
Freddie Mac, UMBS, 6.5%, 11/01/2054	366,739	382,583
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	938,685	104,535
Ginnie Mae, 5.5%, 5/15/2033 - 2/20/2053	2,704,549	2,752,040
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2052	4,470,534	4,441,815
Ginnie Mae, 5.659%, 8/20/2034	208,658	213,476
Ginnie Mae, 4%, 5/16/2039 - 7/20/2052	905,008	880,467
Ginnie Mae, 5%, 8/20/2039 - 1/20/2053	1,000,228	1,009,498
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	276,023	38,579
Ginnie Mae, 4.174%, 9/20/2041	1,063,754	1,040,315
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	2,212,487	2,096,516
Ginnie Mae, 2.5%, 6/20/2042 - 4/20/2052	4,349,200	3,779,617
Ginnie Mae, 3%, 4/20/2045 - 9/20/2047	1,619,541	1,484,730
Ginnie Mae, 4.374%, 10/20/2045	1,055,166	1,035,586
Ginnie Mae, 4.524%, 7/20/2046	408,025	402,799
Ginnie Mae, 4.324%, 10/20/2047	78,650	76,518
Ginnie Mae, 2.5%, 2/20/2051 (i)	336,865	46,662
Ginnie Mae, 2%, 3/20/2052	153,839	128,101
Ginnie Mae, 5.149%, 10/20/2054	541,369	541,662
Ginnie Mae, 5.427%, 6/20/2055	635,976	648,795
Ginnie Mae, 5.502%, 6/20/2055	567,106	566,848
Ginnie Mae, 6%, 11/20/2055	413,667	427,939
Ginnie Mae, 2.147%, 12/20/2062 (i)	600,812	28,017
Ginnie Mae, 5.248%, 3/20/2064	161,979	162,596
Ginnie Mae, 4.9%, 7/20/2064	72,047	72,097
Ginnie Mae, 4.97%, 10/20/2066	132,362	132,596
Ginnie Mae, 4.99%, 10/20/2066	335,806	336,479
Ginnie Mae, 5.249%, 1/20/2067	308,755	310,593
Ginnie Mae, 5.127%, 2/20/2067	243,631	244,975
Ginnie Mae, 5.173%, 3/20/2067	554,030	557,625
Ginnie Mae, 5.281%, 7/20/2067	666,412	673,165
Ginnie Mae, 4.67%, 11/20/2067	187,177	187,031
Ginnie Mae, 4.992%, 4/20/2068	1,019,045	1,022,928
UMBS, TBA, 2.5%, 12/25/2055	400,000	340,265
		$104,322,402
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$560,000	$514,379
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	890,000	934,862
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	760,000	793,057
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	630,000	670,051
		$2,912,349

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$1,305,000	$1,389,107
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054	530,000	543,293
Sempra, 6.375% to 4/01/2031, FLR (CMT - 5yr. + 2.632%) to 4/01/2056	353,000	359,598
		$2,291,998
Network & Telecom – 0.1%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$1,059,000	$1,092,042
NTT Finance Corp., 5.502%, 7/16/2035 (n)	716,000	748,185
		$1,840,227
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$428,000	$444,502
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	1,796,000	1,555,156
		$1,999,658
Other Banks & Diversified Financials – 0.9%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$1,421,000	$1,511,654
Banco de Crédito del Perú, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)	829,000	857,523
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	602,000	595,324
Bangkok Bank PCL/Hong Kong, 4.507%, 11/26/2030 (n)	1,132,000	1,136,918
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)	886,000	932,600
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,163,682
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	362,000	397,199
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	476,000	515,158
BBVA Mexico S.A., 7.625%, 2/11/2035 (n)	485,000	508,364
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	1,234,000	1,386,394
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	929,000	1,065,535
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	269,000	291,784
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	694,000	700,286
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)	902,000	922,559
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	588,000	596,302
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)	426,000	440,971
Scotiabank Peru S.A.A., 6.1% to 10/01/2030, FLR (CMT - 5yr. + 2.309%) to 10/01/2035 (n)	262,000	269,336
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	1,016,000	1,100,113
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,643,278
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	926,684
		$16,961,664
Pharmaceuticals – 0.3%
AbbVie, Inc., 5.35%, 3/15/2044	$1,232,000	$1,238,844
AbbVie, Inc., 5.4%, 3/15/2054	468,000	466,505
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)	751,000	739,951
Eli Lilly & Co., 4.7%, 2/09/2034	1,560,000	1,590,237
Eli Lilly & Co., 5.5%, 2/12/2055	272,000	279,366
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	324,000	314,036
Pfizer, Inc., 2.55%, 5/28/2040	826,000	615,086
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	400,000	416,575
		$5,660,600
Pollution Control – 0.0%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (n)	$488,000	$82,960
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$1,119,000	$1,195,912

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054		$1,172,000	$1,128,560
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		538,000	540,309
Canadian Pacific Railway Co., 3.1%, 12/02/2051		1,543,000	1,041,351
			$2,710,220
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035		$1,401,000	$1,428,729
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$886,000	$884,771
Boston Properties LP, REIT, 2.75%, 10/01/2026		637,000	629,233
COPT Defense Properties, 4.5%, 10/15/2030		337,000	335,633
Corporate Office Property LP, REIT, 2%, 1/15/2029		641,000	597,457
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		494,000	449,503
Highwoods Realty LP, 5.35%, 1/15/2033		718,000	720,955
			$3,617,552
Real Estate - Other – 0.1%
Prologis LP, REIT, 5.125%, 1/15/2034		$954,000	$985,587
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033		$745,000	$783,941
Realty Income Corp., REIT, 5.375%, 9/01/2054		1,265,000	1,241,662
STORE Capital Corp., REIT, 4.625%, 3/15/2029		325,000	323,936
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,205,000	1,099,756
			$3,449,295
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		$817,000	$626,984
Amazon.com, Inc., 3.6%, 4/13/2032		1,160,000	1,128,821
Home Depot, Inc., 3.9%, 6/15/2047		1,234,000	996,474
			$2,752,279
Specialty Stores – 0.0%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$967,000	$715,964
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054		$384,000	$374,406
Supranational – 0.1%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$821,000	$821,000
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		613,000	630,680
West African Developement Bank, 6.25%, 10/14/2040 (n)	EUR	581,000	665,290
			$2,116,970
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029		$979,000	$1,007,050
American Tower Corp., 5.45%, 2/15/2034		905,000	943,501
American Tower Corp., 3.7%, 10/15/2049		325,000	243,939
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		1,551,000	1,241,158
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		986,000	982,750
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		570,000	599,925
Rogers Communications, Inc., 4.5%, 3/15/2042		779,000	674,455
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027		399,000	397,005
T-Mobile USA, Inc., 2.05%, 2/15/2028		563,000	539,442
T-Mobile USA, Inc., 5.05%, 7/15/2033		701,000	719,725
T-Mobile USA, Inc., 5.75%, 1/15/2054		427,000	427,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 5.625%, 2/10/2053	$1,084,000	$1,053,325
		$8,829,849
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$811,000	$877,627
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	1,013,000	1,054,239
		$1,931,866
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$865,000	$729,229
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)	632,000	662,633
Corporación Quiport S.A. (Republic of Ecuadorl), 9%, 12/15/2037 (n)	323,000	340,571
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	1,366,000	1,441,453
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)	751,000	775,781
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)	447,000	455,940
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)	543,000	542,457
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	766,000	803,403
		$5,751,467
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$5,996	$6,041
Small Business Administration, 2.21%, 2/01/2033	54,769	51,807
Small Business Administration, 2.22%, 3/01/2033	89,613	84,533
Small Business Administration, 3.15%, 7/01/2033	106,119	102,908
Small Business Administration, 3.16%, 8/01/2033	134,928	130,773
Small Business Administration, 3.62%, 9/01/2033	86,229	84,787
		$460,849
U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$111,014
U.S. Treasury Bonds, 3.5%, 9/30/2027	5,555,000	5,553,481
U.S. Treasury Bonds, 5.25%, 2/15/2029 (f)	2,965,000	3,126,338
U.S. Treasury Bonds, 2.375%, 2/15/2042	5,989,000	4,493,622
U.S. Treasury Bonds, 3.25%, 5/15/2042	1,714,000	1,456,967
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,429,981
U.S. Treasury Bonds, 4.75%, 11/15/2043	2,982,000	3,043,271
U.S. Treasury Bonds, 4.75%, 2/15/2045	5,301,000	5,384,656
U.S. Treasury Bonds, 5%, 5/15/2045	2,627,000	2,753,835
U.S. Treasury Bonds, 4.875%, 8/15/2045	2,383,000	2,457,469
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	2,136,000	1,617,937
U.S. Treasury Bonds, 4.75%, 8/15/2055	5,309,000	5,375,362
U.S. Treasury Notes, 3.5%, 10/31/2027	6,338,000	6,336,514
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	11,275,000	11,308,913
U.S. Treasury Notes, 2.375%, 5/15/2029	6,034,500	5,809,385
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,711,312
U.S. Treasury Notes, 4.625%, 4/30/2031	2,748,000	2,878,959
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,448,509
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,734,180
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)	7,333,000	6,891,588
U.S. Treasury Notes, 4.25%, 8/15/2035	1,464,000	1,492,365
		$91,415,658
Utilities - Electric Power – 2.0%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$1,362,000	$1,222,066
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036 (n)	2,078,125	1,869,332
AEP Texas, Inc., 5.7%, 5/15/2034	1,043,000	1,093,475
AEP Transmission Co. LLC, 5.375%, 6/15/2035	507,000	527,528
AEP Transmission Co. LLC, 5.4%, 3/15/2053	1,016,000	1,007,028
AES Andes S.A., 6.25%, 3/14/2032 (n)	456,000	474,241

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$434,000	$451,477
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		1,014,997	829,572
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		475,000	477,387
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		305,000	275,791
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		360,000	349,953
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		300,000	257,169
CFE FIBRA E Banco Citi Mexico S.A., 5.875%, 9/23/2040 (n)		737,000	734,133
Colbun S.A., 5.375%, 9/11/2035 (n)		856,000	862,429
DTE Energy Co., 4.95%, 7/01/2027		943,000	954,490
Duke Energy Carolinas LLC, 2.85%, 3/15/2032		695,000	638,600
Duke Energy Florida LLC, 3.4%, 10/01/2046		388,000	288,717
Duke Energy Florida LLC, 6.2%, 11/15/2053		791,000	865,157
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		989,000	892,127
Enel Finance International N.V., 7.75%, 10/14/2052 (n)		1,023,000	1,261,662
Energuate Trust, 6.35%, 9/15/2035 (n)		795,000	791,537
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	953,000	1,196,525
Eversource Energy, 4.45%, 12/15/2030		$413,000	411,908
Eversource Energy, 5.5%, 1/01/2034		1,026,000	1,060,559
FirstEnergy Corp., 2.65%, 3/01/2030		932,000	866,416
Florida Power & Light Co., 3.95%, 3/01/2048		1,811,000	1,476,827
Georgia Power Co., 4.7%, 5/15/2032		673,000	685,234
Georgia Power Co., 5.125%, 5/15/2052		909,000	862,675
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		1,605,000	1,447,592
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		424,000	442,317
Kallpa Generacion S.A., 5.5%, 9/11/2035 (n)		869,000	873,345
MidAmerican Energy Co., 5.85%, 9/15/2054		956,000	1,001,377
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032		1,090,000	971,146
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		1,059,000	1,089,195
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		833,000	867,048
Pacific Gas & Electric Co., 2.5%, 2/01/2031		670,000	602,774
Pacific Gas & Electric Co., 4%, 12/01/2046		605,000	461,487
PPL Electric Utilities Corp., 4.85%, 2/15/2034		1,017,000	1,039,177
PSEG Power LLC, 5.2%, 5/15/2030 (n)		863,000	885,573
PSEG Power LLC, 5.75%, 5/15/2035 (n)		670,000	703,097
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		570,418	582,138
Public Service Electric & Gas Co., 5.5%, 3/01/2055		518,000	519,884
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		795,000	854,132
Southern California Edison Co., 4.5%, 9/01/2040		289,000	256,774
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		847,000	872,474
Xcel Energy, Inc., 4.6%, 6/01/2032		1,154,000	1,152,954
Xcel Energy, Inc., 5.5%, 3/15/2034		343,000	355,917
			$37,662,416
Utilities - Gas – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)		$307,000	$309,306
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		1,083,000	1,097,402
Spire, Inc., 6.25%, 6/01/2056		1,218,000	1,208,605
			$2,615,313
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)		$893,000	$846,017
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		957,000	922,318
			$1,768,335
Total Bonds			$787,964,608

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 32.7%
Aerospace & Defense – 0.2%
Leidos Holdings, Inc.	24,593	$4,699,722
Alcoholic Beverages – 0.6%
Ambev S.A.	3,221,700	$8,370,954
Kirin Holdings Co. Ltd.	124,800	1,961,040
		$10,331,994
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	10,328	$2,189,541
Automotive – 0.5%
Compagnie Generale des Etablissements Michelin	210,719	$6,880,818
PT Astra International Tbk	4,242,700	1,668,549
		$8,549,367
Brokerage & Asset Managers – 0.2%
CME Group, Inc.	4,516	$1,271,074
Euronext N.V.	11,248	1,726,208
IG Group Holdings PLC	64,673	972,234
		$3,969,516
Business Services – 0.3%
Cognizant Technology Solutions Corp., “A”	23,549	$1,829,993
Tata Consultancy Services Ltd.	54,923	1,926,504
Verisk Analytics, Inc., “A”	5,791	1,303,380
		$5,059,877
Computer Software - Systems – 0.7%
Hon Hai Precision Industry Co. Ltd.	944,000	$6,782,603
Lenovo Group Ltd.	802,000	997,118
NEC Corp.	40,900	1,543,114
Samsung Electronics Co. Ltd.	20,576	1,406,105
Seagate Technology Holdings PLC	9,504	2,629,662
		$13,358,602
Construction – 2.3%
American Homes 4 Rent LP, REIT	219,087	$7,037,074
Anhui Conch Cement Co. Ltd.	713,500	2,146,237
Compagnie de Saint-Gobain S.A.	59,848	5,966,271
Equity Lifestyle Properties, Inc., REIT	137,602	8,651,038
Essex Property Trust, Inc., REIT	28,236	7,443,574
Mid-America Apartment Communities, Inc., REIT	68,856	9,356,842
Midea Group Co. Ltd., “A”	225,500	2,543,833
		$43,144,869
Consumer Products – 1.1%
Colgate-Palmolive Co.	139,928	$11,248,812
Kao Corp.	25,600	1,035,214
Kimberly-Clark Corp.	78,748	8,592,982
		$20,877,008
Containers – 0.0%
Smurfit Westrock PLC	27,456	$979,905
Electrical Equipment – 0.1%
Amphenol Corp., “A”	9,343	$1,316,429

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 0.7%
Lam Research Corp.	23,447	$3,657,732
MediaTek, Inc.	133,000	5,911,582
NVIDIA Corp.	18,423	3,260,871
		$12,830,185
Energy - Independent – 0.7%
Phillips 66	75,270	$10,308,979
Woodside Energy Group Ltd.	136,329	2,226,137
		$12,535,116
Energy - Integrated – 1.0%
Cenovus Energy, Inc.	48,191	$859,894
Chevron Corp.	12,978	1,961,365
Eni S.p.A. (l)	220,675	4,129,518
Exxon Mobil Corp.	13,104	1,519,016
PetroChina Co. Ltd.	5,188,000	5,783,842
TotalEnergies SE	69,654	4,589,363
		$18,842,998
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	46,162	$1,732,664
Entertainment – 0.3%
Lamar Advertising Co., REIT	47,638	$6,306,795
Food & Beverages – 0.7%
General Mills, Inc.	97,933	$4,637,128
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	228,100	946,651
Nestle S.A.	25,582	2,542,277
Nomad Foods Ltd.	51,475	629,539
PepsiCo, Inc.	19,085	2,838,703
WH Group Ltd.	984,000	1,028,765
		$12,623,063
Food & Drug Stores – 0.5%
Tesco PLC	1,695,330	$10,111,327
Gaming & Lodging – 0.5%
Brightstar Lottery PLC	102,123	$1,597,204
OPAP S.A.	19,009	388,529
Ryman Hospitality Properties, Inc., REIT	36,169	3,451,607
Sunstone Hotel Investors, Inc., REIT	399,902	3,743,083
		$9,180,423
Health Maintenance Organizations – 0.3%
Cigna Group	15,483	$4,293,126
Humana, Inc.	8,827	2,169,412
		$6,462,538
Insurance – 1.4%
American International Group, Inc.	10,644	$810,647
Corebridge Financial, Inc.	123,350	3,702,967
DB Insurance Co. Ltd.	9,444	799,495
Equitable Holdings, Inc.	74,816	3,493,159
Hartford Insurance Group, Inc.	27,720	3,798,472
Manulife Financial Corp.	165,746	5,868,700
MetLife, Inc.	50,745	3,885,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Sompo Holdings, Inc.	87,900	$2,788,323
		$25,146,800
Leisure & Toys – 0.2%
NetEase, Inc.	151,300	$4,158,622
Machinery & Tools – 0.4%
AGCO Corp.	18,339	$1,943,200
Finning International, Inc. (l)	59,192	3,167,301
GEA Group AG	15,290	1,035,806
Wabtec Corp.	10,005	2,086,543
		$8,232,850
Major Banks – 0.7%
BNP Paribas S.A.	74,008	$6,326,234
DBS Group Holdings Ltd.	95,240	3,983,492
NatWest Group PLC	200,277	1,677,017
Regions Financial Corp.	53,847	1,370,406
		$13,357,149
Medical & Health Technology & Services – 1.2%
Fresenius Medical Care AG	28,835	$1,379,755
Healthcare Realty Trust, Inc., REIT	345,685	6,301,837
Ventas, Inc., REIT	189,193	15,254,632
		$22,936,224
Medical Equipment – 0.2%
Medtronic PLC	30,310	$3,192,552
Metals & Mining – 1.0%
Rio Tinto PLC	78,632	$5,646,909
Toyota Tsusho Corp.	269,000	8,707,096
Vale S.A.	272,100	3,438,073
		$17,792,078
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	39,506	$6,967,673
Network & Telecom – 0.3%
LM Ericsson Telephone Co., “B”	583,405	$5,628,303
Oil Services – 0.3%
Tenaris S.A.	244,533	$4,929,981
Other Banks & Diversified Financials – 1.4%
China Construction Bank Corp.	8,103,000	$8,502,853
Grupo Financiero Banorte S.A. de C.V.	137,312	1,312,803
Kasikornbank PLC	339,200	1,964,926
M&T Bank Corp.	9,909	1,884,890
Northern Trust Corp.	71,727	9,420,624
Popular, Inc.	22,233	2,550,347
Sberbank of Russia PJSC (a)(u)	1,738,404	0
		$25,636,443
Pharmaceuticals – 2.7%
AbbVie, Inc.	58,057	$13,219,579
Johnson & Johnson	41,891	8,668,086
Pfizer, Inc.	377,801	9,724,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	35,026	$13,403,451
Sanofi	51,574	5,130,664
		$50,146,378
Railroad & Shipping – 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	416,600	$1,076,984
Real Estate – 2.9%
Acadia Realty Trust, REIT	303,452	$6,242,008
DigitalBridge Group, Inc., REIT	177,250	1,721,097
Essential Properties Realty Trust, REIT	115,401	3,653,596
Federal Realty Investment Trust, REIT	65,168	6,434,037
Kimco Realty Corp., REIT	325,085	6,716,256
NNN REIT, Inc.	204,247	8,445,613
Regency Centers Corp., REIT	81,173	5,776,271
Simon Property Group, Inc., REIT	76,907	14,329,312
		$53,318,190
Real Estate - Office – 1.1%
BXP, Inc., REIT	114,520	$8,286,667
Cousins Properties, Inc., REIT	46,974	1,210,990
Douglas Emmett, Inc., REIT	291,660	3,555,335
Highwoods Properties, Inc., REIT	268,780	7,472,084
		$20,525,076
Real Estate - Storage – 2.6%
Americold Realty Trust, Inc.	324,273	$3,511,877
Extra Space Storage, Inc., REIT	80,086	10,665,053
Prologis, Inc., REIT	204,727	26,313,561
Rexford Industrial Realty, Inc., REIT	180,143	7,495,750
		$47,986,241
Restaurants – 0.4%
Aramark	186,243	$6,922,652
Specialty Stores – 0.6%
Bath & Body Works, Inc.	46,560	$810,609
Home Depot, Inc.	10,954	3,909,702
Shimamura Co. Ltd.	26,600	1,906,327
Tapestry, Inc.	35,424	3,871,135
Vipshop Holdings Ltd., ADR	47,220	927,401
		$11,425,174
Telecom - Infrastructure – 1.8%
Digital Realty Trust, Inc., REIT	101,083	$16,185,410
Equinix, Inc., REIT	23,474	17,683,199
		$33,868,609
Telecom Services – 0.9%
Hellenic Telecommunications Organization S.A.	164,935	$3,273,564
KDDI Corp.	619,500	10,670,842
Koninklijke KPN N.V.	662,026	3,025,723
		$16,970,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.8%
Altria Group, Inc.	59,467	$3,509,148
British American Tobacco PLC	147,179	8,618,235
Philip Morris International, Inc.	20,157	3,174,324
		$15,301,707
Utilities - Electric Power – 0.4%
CLP Holdings Ltd.	128,000	$1,117,933
Edison International	90,282	5,316,707
Xcel Energy, Inc.	11,617	953,872
		$7,388,512
Total Common Stocks		$608,010,266
Convertible Preferred Stocks – 0.4%
Utilities - Electric Power – 0.4%
NextEra Energy, Inc., 7.234%	92,748	$4,756,118
PG&E Corp., 6%	63,723	2,590,977
Total Convertible Preferred Stocks		$7,347,095
Preferred Stocks – 0.2%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	47,664	$2,430,762
Metals & Mining – 0.1%
Gerdau S.A.	304,258	$1,086,014
Total Preferred Stocks		$3,516,776
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
PG&E Corp., 4.25%, 12/01/2027	$950,000	$974,225
Mutual Funds (h) – 24.1%
Mutual Funds – 22.8%
MFS High Yield Pooled Portfolio (v)	49,876,965	$422,457,894
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.01% (v)	24,267,024	$24,271,877
Total Mutual Funds		$446,729,771

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Market Index Securities – 0.1%
S&P 500 Index – 3/20/2026 @ $5,575	Put	Goldman Sachs International	$121,913,802	178	$610,540
S&P 500 Index – 9/18/2026 @ $5,400	Put	Goldman Sachs International	71,915,445	105	1,013,985
					$1,624,525
Medical & Health Technology & Services – 0.1%
Welltower, Inc. – 3/20/2026 @ $200	Call	Merrill Lynch International	$20,967,754	1,007	$1,510,500
Welltower, Inc. – 6/18/2026 @ $240	Call	Morgan Stanley Capital Services LLC	5,850,982	281	149,492
					$1,659,992

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merrill Lynch International	$6,000,000	N/A	$25,775
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merrill Lynch International	6,000,000	N/A	23,355
					$49,130
Total Purchased Options					$3,333,647

Issuer	Shares/Par
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j)	4,835,315	$4,835,315

Other Assets, Less Liabilities – (0.3)%		(5,674,602)
Net Assets – 100.0%		$1,857,037,101

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $446,729,771 and
$1,415,981,932, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $276,244,707, representing 14.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	6/30/2025-7/01/2025	$1,632,318	$956,441
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

Portfolio of Investments (unaudited) – continued
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 11/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	7,770,034	USD	1,096,030	Goldman Sachs International	1/16/2026	$6,443
CZK	32,624,201	USD	1,561,914	Morgan Stanley Capital Services LLC	1/16/2026	5,252
EUR	980,826	USD	1,130,768	Morgan Stanley Capital Services LLC	1/16/2026	9,844
HUF	364,855,070	USD	1,098,521	Goldman Sachs International	1/16/2026	7,353
MXN	13,739,927	USD	735,110	Barclays Bank PLC	1/16/2026	11,942
MXN	15,068,132	USD	805,851	Goldman Sachs International	1/16/2026	13,416
MYR	6,591,657	USD	1,576,202	Barclays Bank PLC	1/15/2026	21,358
PEN	1,014,846	USD	300,019	Morgan Stanley Capital Services LLC	1/22/2026	1,382
RON	3,021,798	USD	683,173	Morgan Stanley Capital Services LLC	1/16/2026	3,669
THB	25,403,100	USD	789,406	Barclays Bank PLC	1/16/2026	2,807
TRY	37,392,511	USD	828,184	HSBC Bank	1/16/2026	19,751
TRY	19,597,009	USD	439,851	JPMorgan Chase Bank N.A.	1/16/2026	4,542
TRY	73,408,651	USD	1,636,719	Morgan Stanley Capital Services LLC	1/16/2026	27,941
USD	14,389,422	EUR	12,334,543	Barclays Bank PLC	1/16/2026	45,465
USD	652,123	EUR	557,839	HSBC Bank	1/16/2026	3,407
USD	910,696	EUR	778,467	JPMorgan Chase Bank N.A.	1/16/2026	5,409
USD	678,130	EUR	578,897	Morgan Stanley Capital Services LLC	1/16/2026	4,926
USD	1,082	INR	95,958	Barclays Bank PLC	1/30/2026	12
						$194,919
Liability Derivatives
EUR	545,229	USD	638,595	JPMorgan Chase Bank N.A.	1/16/2026	$(4,543)
EUR	798,064	USD	932,721	Morgan Stanley Capital Services LLC	1/16/2026	(4,644)
MYR	1,848,795	USD	448,682	Barclays Bank PLC	1/15/2026	(607)
USD	1,268,100	BRL	6,959,232	Barclays Bank PLC	2/03/2026	(17,797)
USD	654,823	BRL	3,556,131	Deutsche Bank AG	2/03/2026	(2,264)
USD	601,872	BRL	3,306,084	JPMorgan Chase Bank N.A.	2/03/2026	(9,012)
USD	178,126	EUR	153,905	JPMorgan Chase Bank N.A.	1/16/2026	(852)
USD	772,399	EUR	668,081	Morgan Stanley Capital Services LLC	1/16/2026	(4,519)
USD	624,881	HUF	210,535,277	HSBC Bank	1/16/2026	(13,250)
USD	472,889	HUF	160,141,077	Merrill Lynch International	1/16/2026	(12,497)
USD	1,535,768	MXN	28,808,059	Morgan Stanley Capital Services LLC	1/16/2026	(30,552)
USD	782,228	MYR	3,305,694	Barclays Bank PLC	1/15/2026	(18,943)
USD	762,750	PEN	2,589,459	Goldman Sachs International	1/22/2026	(6,297)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,267,886	PEN	4,301,057	JPMorgan Chase Bank N.A.	1/22/2026	$(9,492)
USD	881,762	PHP	52,348,000	Barclays Bank PLC	3/13/2026	(8,788)
USD	1,198,275	PLN	4,419,371	Merrill Lynch International	1/16/2026	(11,302)
USD	591,947	TRY	26,220,867	BNP Paribas	1/16/2026	(2,654)
USD	720,143	TRY	32,538,027	Merrill Lynch International	1/16/2026	(17,709)
USD	713,844	TRY	32,300,747	Morgan Stanley Capital Services LLC	1/16/2026	(18,627)
USD	1,530,609	ZAR	26,867,025	Merrill Lynch International	1/16/2026	(33,939)
USD	99,187	ZAR	1,744,135	State Street Corp.	1/16/2026	(2,379)
						$(230,667)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	78	$11,664,581	December – 2025	$97,883
U.S. Treasury Bond 30 yr	Long	USD	26	3,053,375	March – 2026	5,588
U.S. Treasury Note 10 yr	Long	USD	80	9,067,500	March – 2026	2,236
U.S. Treasury Note 5 yr	Long	USD	313	34,356,641	March – 2026	6,294
						$112,001
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	470	$98,163,907	March – 2026	$(36,362)
U.S. Treasury Ultra Bond 30 yr	Short	USD	8	967,500	March – 2026	(1,031)
U.S. Treasury Ultra Note 10 yr	Short	USD	35	4,067,109	March – 2026	(4,964)
						$(42,357)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	8,190,000	centrally cleared	1-day SOFR / Annually	3.5595% / Annually	$13,562	$—	$13,562
11/26/27	USD	10,467,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	6,721	—	6,721
						$20,283	$—	$20,283
Liability Derivatives
Interest Rate Swaps
11/03/27	USD	10,629,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$(12,140)	$—	$(12,140)
11/05/27	USD	10,529,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	(11,047)	—	(11,047)
						$(23,187)	$—	$(23,187)
At November 30, 2025, the fund had liquid securities with an aggregate value of $2,140,024 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$405,894,117	$—	$—	$405,894,117
France	30,619,558	—	—	30,619,558
Japan	28,611,956	—	—	28,611,956
United Kingdom	27,655,261	—	—	27,655,261
China	26,006,557	—	—	26,006,557
Switzerland	18,135,269	—	—	18,135,269
Brazil	12,895,041	—	—	12,895,041
Taiwan	12,694,185	—	—	12,694,185
Canada	9,895,895	—	—	9,895,895
Other Countries	44,501,372	1,964,926	0	46,466,298
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	91,876,507	—	91,876,507
Non - U.S. Sovereign Debt	—	253,180,010	—	253,180,010
Municipal Bonds	—	2,912,349	—	2,912,349
U.S. Corporate Bonds	—	183,344,454	—	183,344,454
Residential Mortgage-Backed Securities	—	109,427,865	—	109,427,865
Commercial Mortgage-Backed Securities	—	8,890,186	—	8,890,186
Asset-Backed Securities (including CDOs)	—	10,213,389	—	10,213,389
Foreign Bonds	—	129,094,073	—	129,094,073
Purchased Options	1,624,525	1,709,122	—	3,333,647
Investment Companies	451,565,086	—	—	451,565,086
Total	$1,070,098,822	$792,612,881	$0	$1,862,711,703
Other Financial Instruments
Futures Contracts – Assets	$112,001	$—	$—	$112,001
Futures Contracts – Liabilities	(42,357)	—	—	(42,357)
Forward Foreign Currency Exchange Contracts – Assets	—	194,919	—	194,919
Forward Foreign Currency Exchange Contracts – Liabilities	—	(230,667)	—	(230,667)
Swap Agreements – Assets	—	20,283	—	20,283
Swap Agreements – Liabilities	—	(23,187)	—	(23,187)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled
Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities. At November 30, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at February 28, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$453,541,129	$27,537,225	$62,948,755	$(964,895)	$5,293,190	$422,457,894
MFS Institutional Money Market Portfolio	20,885,712	383,893,262	380,507,223	(1,216)	1,342	24,271,877
	$474,426,841	$411,430,487	$443,455,978	$(966,111)	$5,294,532	$446,729,771

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$22,807,467	$—
MFS Institutional Money Market Portfolio	1,217,652	—
	$24,025,119	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2025, are as follows:
United States	65.1%
Canada	2.5%
France	2.4%
United Kingdom	2.2%
Japan	2.1%
China	1.5%
Switzerland	1.3%
Brazil	1.2%
Mexico	1.0%
Other Countries	20.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.